EXIT and DISPOSAL ACTIVITIES (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Nov. 30, 2015 USD ($)	Dec. 31, 2013 USD ($)
Operating results reported as discontinued operations:
Impairment charge	$ 2,987,668	$ 198,689	$ 1,622,588
Relocation costs			1,100,000	¥ 7.0
Maintenance expenses			300,000
Wages [Member]
Operating results reported as discontinued operations:
Maintenance expenses			200,000
Electricity fees [Member]
Operating results reported as discontinued operations:
Maintenance expenses			100,000
Selling, general and administrative expenses [Member]
Operating results reported as discontinued operations:
Relocation costs		2,600,000	100,000
Significant Production Assets [Member]
Operating results reported as discontinued operations:
Relocation costs	200,000
Carrying Value [Member] | Significant Production Assets [Member]
Operating results reported as discontinued operations:
Carrying value of assets	3,000,000	200,000			$ 1,600,000	$ 144,700,000
Impairment charge		200,000	$ 1,600,000
Carrying value of assets relocated	200,000	$ 34,100,000
Property Plant And Equipment, Expected to be Relocated	$ 11,700,000